FRANCHISE COOPERATION FEE	3 Months Ended
Jul. 31, 2026
Franchise Cooperation Fee
FRANCHISE COOPERATION FEE

NOTE 8 — FRANCHISE COOPERATION FEE

On May 15, 2026, the Company received $2,985 in cash from its initial PRC franchisee. The remittance represented the $3,000 franchise cooperation fee required under the Franchise Cooperation Agreement, less a $15 bank/wire fee deducted in connection with the transfer. The $3,000 gross contractual fee is accounted for under the revenue-recognition policy described in Note 3.